Putnam Absolute Return 700 Fund
Fund Summary
Goal
Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 40 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Absolute Return 700 Fund	Class A		Class B		Class C		Class M	Class P	Class R	Class R6	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Absolute Return 700 Fund		Class A		Class B		Class C		Class M		Class P		Class R		Class R6	Class T		Class Y
Management fees	[1]	0.72%		0.72%		0.72%		0.72%		0.72%		0.72%		0.72%	0.72%		0.72%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		none		0.50%			0.25%
Other expenses		0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[2]	0.09%	[3]	0.23%	[2]	0.13%	0.23%	[3]	0.23%	[2]
Acquired fund fees and expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%		0.01%
Total annual fund operating expenses		1.21%		1.96%		1.96%		1.71%		0.82%		1.46%		0.86%	1.21%		0.96%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the fund's target, which is the performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points. For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.876%.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of class A shares (adjusted for the lower investor servicing fees applicable to class P shares) for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Absolute Return 700 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	691	937	1,202	1,957
Class B	699	915	1,257	2,091
Class C	299	615	1,057	2,285
Class M	518	870	1,246	2,299
Class P	84	262	455	1,014
Class R	149	462	797	1,746
Class R6	88	274	477	1,061
Class T	370	624	898	1,679
Class Y	98	306	531	1,178

Expense Example, No Redemption - Putnam Absolute Return 700 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	199	615	1,057	2,091
Class C	199	615	1,057	2,285

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 578%.
Investments
The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks
It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time (a full market cycle, which is generally at least three years but may potentially be significantly longer) regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012 6.07% Worst calendar quarter Q3 2011 -5.81%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Absolute Return 700 Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	(3.20%)		2.85%		4.01%		Dec. 23, 2008
Class A | after taxes on distributions	(3.20%)		1.84%		2.99%		Dec. 23, 2008
Class A | after taxes on distributions and sale of fund shares	(1.81%)		1.90%		2.81%		Dec. 23, 2008
Class B	(2.98%)		2.95%		3.98%		Dec. 23, 2008
Class C	0.93%		3.29%		4.00%		Dec. 23, 2008
Class M	(1.29%)		2.83%		3.76%		Dec. 23, 2008
Class P	3.07%	[1]	4.35%	[1]	5.03%	[1]	Dec. 23, 2008
Class R	2.55%		3.84%		4.49%		Dec. 23, 2008
Class R6	3.15%	[1]	4.43%	[1]	5.08%	[1]	Dec. 23, 2008
Class T	0.14%	[2]	3.55%	[2]	4.45%	[2]	Dec. 23, 2008
Class Y	2.98%		4.33%		5.02%		Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.37%		0.14%		0.17%		Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points (no deduction for fees, expenses or taxes)	7.37%		7.14%		7.17%		Dec. 23, 2008
S&P 500 Index (no deduction for fees, expenses or taxes)	11.96%		14.66%		15.08%		Dec. 23, 2008
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	2.65%		2.23%		3.93%		Dec. 23, 2008
[1]	Performance for class R6 shares prior to its inception (7/2/12) and class P shares prior to its inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 and class P shares; had it, returns would have been higher.
[2]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.